Loans receivable net of credit impairment losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans Receivable At Amortized Cost	¥ 753,043	¥ 754,393
Accrued Interest	443,359	398,610
Gross Loans Receivable	1,196,402	1,153,003
Less: Credit Impairment Losses	(640,290)	(597,870)
Loans Receivable, Net Of Credit Impairment Losses	¥ 556,112	¥ 555,133